Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 38,227	$ 50,006	$ 58,716
Accounts receivable, net	141,853	113,349	146,874
Prepaid expenses	265,770	81,892	43,545
Deferred offering costs	178,421	121,620
Total Current Assets	624,271	366,867	249,135
Property, plant and equipment, net	51,519	63,376	70,836
Deposits	9,540	9,540	9,540
Total Assets	685,330	439,783	329,511
Current Liabilities
Accounts payable and accrued expenses	289,172	253,514	148,474
Capital lease, current portion	19,877	18,348	18,348
Due to related party, current portion	396,453	363,845	311,792
Notes payable to related party, current portion		553,550
Notes payable, net	61,869	70,186
Convertible notes payable, net	350,867	811,858	485,668
Derivative financial instruments	1,389,689	398,489
Total Current Liabilities	2,507,927	2,469,790	964,282
Long-Term Liabilities
Capital leases, long-term portion	12,232	21,406	39,754
Notes payable to related party, long term portion	665,452		237,157
Convertible notes payable, long term portion	795,233
Total Liabilities	3,980,844	2,491,196	1,241,193
Shareholders' Deficit
Common stock, value	7,795	7,230	6,575
Common stock issuable, value	3,937	8,276	6,451
Additional paid-in capital	3,789,341	2,638,311	1,199,511
Accumulated deficit	(7,096,587)	(4,705,230)	(2,124,219)
Total Shareholders' Deficit	(3,295,514)	(2,051,413)	(911,682)
Total Liabilities and Shareholders' Deficit	$ 685,330	$ 439,783	$ 329,511